Summary of Significant Accounting Policies (Narrative) (Detail) - Entity [Domain] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment		$ 10,684
Other than temporary impairment for available for sale securities	$ 0	0	$ 4,600
Advertising expenses	103,000	$ 133,700	$ 113,400
International Outdoor Advertising [Member]
Impairment	$ 10,700
Minimum [Member]
Percentage of ownership	20.00%
Minimum [Member] | Building and Improvements [Member]
Useful life	10 years
Minimum [Member] | Structures [Member]
Useful life	5 years
Minimum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	7 years
Minimum [Member] | Furniture and other equipment [Member]
Useful life	3 years
Maximum [Member]
Percentage of ownership	50.00%
Maximum [Member] | Building and Improvements [Member]
Useful life	39 years
Maximum [Member] | Structures [Member]
Useful life	15 years
Maximum [Member] | Towers, Transmitters and Studio Equipment [Member]
Useful life	20 years
Maximum [Member] | Furniture and other equipment [Member]
Useful life	20 years